Intangible Assets (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Intangible Assets 1		$ 23,270
Intangible Assets 2		$ 21,054
Intangible Assets 1	$ 0
Intangible Assets 2	4,375
Intangible Assets 3	3,874
Intangible Assets 4	$ 15,002